Prepayments (Details) - Schedule of Prepayments - USD ($)	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of prepayments [Abstract]
Prepayment for inventory purchases	$ 1,083,820	$ 1,547,243	$ 656,917
Prepaid expense – services provider		70,737	70,737
Total prepayments	$ 1,083,820	$ 1,547,243	$ 727,654